Insurance Contracts_Details Of Deferred Acquisition Costs Included In Other Assets(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 397,995,000,000	₩ 122,151,000,000	₩ 106,645,000,000
Non-life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	267,602,000,000	0
Life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 130,393,000,000	₩ 122,151,000,000	₩ 106,645,000,000